TRADE AND NOTES PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE AND NOTES PAYABLES
TRADE AND NOTES PAYABLES

23.   TRADE AND NOTES PAYABLES

	December 31,	December 31,
	2018	2019
Trade payables	8,570,102	7,858,214
Notes payable	5,439,162	4,726,541

	14,009,264	12,584,755

As at December 31, 2019, except for trade and notes payables of the Group amounting to RMB52 million (December 31, 2018: RMB213 million) which were denominated in USD, all trade and notes payables were denominated in RMB.

The ageing analysis of trade and notes payables is as follows:

	December 31,	December 31,
	2018	2019
Within 1 year	13,598,039	12,145,985
Between 1 and 2 years	140,665	229,221
Between 2 and 3 years	47,654	30,713
Over 3 years	222,906	178,836

	14,009,264	12,584,755

The trade and notes payables are non-interest-bearing and are normally settled within one year.